RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Depreciation right-of-use assets			$ 1,004,913
Amortization amount			775,728
Interest expense on lease liabilities			787,341	$ 491,336
Right-of-use assets
Gain on lease modification			308,763
Buildings related party [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets			$ 11,149,101
University of antelope valley [member] | Buildings related party [member]
IfrsStatementLineItems [Line Items]
Lease term	12 years
Right-of-use assets	$ 11,149,101